Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	22,064,169
Proposed Maximum Offering Price per Unit	1.0450
Maximum Aggregate Offering Price	$ 23,057,056.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,184.17
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the sum of (i) 1,851,851 shares of Class A Common Stock issued to LHX Intermediate, LLC, a Delaware limited liability company (“LHX”) as partial repayment of the promissory note issued to LHX by the Company on December 24, 2024, (ii) 677,711 shares of Class A Common Stock issued to Piper Sandler & Co, (iii) 8,080,000 shares of Class A Common Stock issued to LHX as compensation for certain assets, pursuant to an Asset Purchase Agreement dated October 25, 2024, entered into by and among the Company, Lumio Holdings, Inc. and Lumio HX, Inc, and (iv) 11,454,607 shares of Class A Common Stock which may be issued to White Lion Capital, LLC (“White Lion”), pursuant to a Common Stock Purchase Agreement dated January 27, 2026, entered into by and between the Company White Lion.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on The Nasdaq Stock Market LLC on January 23, 2026 ($1.05 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001381.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	1.0450
Maximum Aggregate Offering Price	$ 104,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.43
Offering Note	Represents commitment fee shares to be issued to White Lion.